Shareholder Report, Average Annual Return (Details) 194693_Themes Robotics - Automation ETF_TF_TSR Annual {TF}	12 Months Ended	17 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Themes Humanoid Robotics ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Themes Humanoid Robotics ETF
Average Annual Return, Percent	43.51%	39.17%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	17.27%	23.31%
Solactive Industrial Robotics & Automation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive Industrial Robotics & Automation Index
Average Annual Return, Percent	30.51%	25.42%